Bank borrowings- Maturity schedule (Details) - Bank borrowings ¥ in Millions	Mar. 31, 2018 CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 6,031
Between 1 to 2 years	3,101
Between 2 to 3 years	747
Between 3 to 4 years	25,400
Between 4 to 5 years	430
Beyond 5 years	4,629
Total principal amount	¥ 40,338